Cost of Sales (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Salaries and wages	$ (503.6)	$ (405.4)	$ (399.7)
Consumable stores	(445.9)	(392.2)	(400.8)
Utilities	(186.7)	(168.4)	(150.0)
Mine and other contractors	(996.7)	(851.5)	(715.9)
- Other	566.2	384.8	376.0
Cost of sales before gold inventory change and amortisation and depreciation	(2,699.1)	(2,202.3)	(2,042.4)
Gold inventory change	(61.3)	(14.0)	90.7
Cost of sales before amortisation and depreciation	(2,760.4)	(2,216.3)	(1,951.7)
Amortisation and depreciation	(920.4)	(627.4)	(795.3)
Total cost of sales	(3,680.8)	(2,843.7)	(2,747.0)
Inventory write-down	$ 0.0	$ 3.0	$ 33.8